Investment in associates (Details) ₽ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽) item	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Investment in associates
Number of associates | item		1
Associates' statement of financial position:
Non-current assets	₽ 14,345	₽ 18,371
Current assets	69,580	64,944
including cash and cash equivalents	33,033	47,382	₽ 42,101	₽ 40,966
Current liabilities	(32,930)	(44,617)
Carrying amount of investment in associates (45%) of net assets		1,635
Revenue and net income
Revenue	41,135	40,622	35,941
Cost of revenues	(18,022)	(16,494)	(14,075)
Other income and expenses, net	65	(95)	(91)
including personnel expenses	(6,390)	(6,108)	(5,192)
including depreciation and amortization	(1,130)	(1,101)	(1,066)
Net profit	₽ 17,536	₽ 8,938	₽ 4,887
JSC Tochka
Investment in associates
Share in entity according to share in dividends and potential capital gains	45.00%	45.00%	45.00%
Associates' statement of financial position:
Non-current assets		₽ 1,437
Current assets		3,729
including cash and cash equivalents		2,631
Non-current financial liabilities		(263)
Current liabilities		(1,270)
including financial liabilities		(959)
Net assets		3,633
Carrying amount of investment in associates (45%) of net assets		1,635
Revenue and net income
Revenue	₽ 4,296	7,697	₽ 5,534
Cost of revenues	(333)	(453)	(289)
Other income and expenses, net	(3,264)	(5,752)	(4,565)
including personnel expenses	(1,853)	(2,965)	(2,147)
including depreciation and amortization	(168)	(297)	(129)
Net profit	699	1,492	680
Group's share (45%) of total net profit/(loss)	₽ 314	₽ 672	₽ 306